Accrued liabilities and other liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Current
Rebates payable to customers	$ 1,718	$ 2,260
VAT and other taxes payable	3,671	3,440
Security deposit received from customers	556	610
Accrued employee benefits	6,041	4,756
Accrued professional fees	6,558	3,853
Accrued marketing and hosting expenses	2,544	2,486
Advance from a non-controlling interest	5,000
Convertible notes consideration received in advance	3,078
Others	1,808	2,532
Accrued liabilities and other current liabilities	30,974	19,937
Non-current
Accrued professional fees	$ 512	$ 449